UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Emmett M. Murphy
Address:       201 Main Street, Suite 1555
               Fort Worth, Texas


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Emmett M. Murphy
Title:         President
Phone:         817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas January 6, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  $109,510 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO CV WAR CERIWTS             25          25,000 C  X              782       25,000
 *** GRUMA SA DE CV         FOREIG P4948K121       2,596         800,000 N  X              782      800,000
 AMERICAN EQTY INVT LIFE HL COMMON 025676206       1,958         150,000 N  X              782      150,000
 AMEDISYS INC               OTC IS 023436108       7,096         168,000 N  X              782      168,000
 CHESAPEAKE ENERGY CORP     COMMON 165167107       4,760         150,000 N  X              782      150,000
 CORE MARK HOLDING CO INC   COMMON 218681104       3,529         110,000 N  X              782      110,000
 CIRRUS LOGIC INC           OTC IS 172755100       3,340         500,000 N  X              782      500,000
 DENNYS CORPORATION         OTC IS 24869P104       2,821         700,000 N  X              782      700,000
 DYADIC INTERNATIONAL INC   PRIVAT DYADICINT         500         150,150 N  X              782      150,150
 AMERICAN ECOLOGY CORP      OTC IS 025533407         471          32,631 N  X              782       32,631
 ELCOR CORP                 COMMON 287456107       2,525          75,000 N  X              782       75,000
 FOSSIL INC                 OTC IS 349882100         495          23,000 N  X              782       23,000
 HUNTSMAN CORP              COMMON 447011107       2,696         156,560 N  X              782      156,560
 ICAGEN INC                 OTC IS 45104P104          91          14,133 N  X              782       14,133
 ***INTEROIL CORP           COMMON 460951106       2,224          83,000 N  X              782       83,000
 IPASS INC                  OTC IS 46261V108       2,167         330,400 N  X              782      330,400
 INTERWOVEN INC             OTC IS 46114T508       2,118         250,000 N  X              782      250,000
 LAIDLAW INTERNATIONAL INC  OTC IS 50730R102       4,646         200,000 N  X              782      200,000
 MOBILE MINI INC            OTC IS 60740F105       3,564          75,200 N  X              782       75,200
 MRU Holdingd Inc           PRIVAT MRUHOLD           523         149,419 N  X              782      149,419
 METASOLV SOFTWARE INC      OTC IS 59139P104       1,450         500,000 N  X              782      500,000
 OREGON STEEL MILLS INC     COMMON 686079104       6,178         210,000 N  X              782      210,000
 PENN OCTANE CORP           OTC IS 707573101           7          15,500 N  X              782       15,500
 PENWEST PHARMACEUTICALS CO OTC IS 709754105       4,880         250,000 N  X              782      250,000
 PENN TREATY AMERN CORP     COMMON 707874400       3,765         375,000 N  X              782      375,000
 PANTRY INC DEL             OTC IS 698657103       8,928         190,000 N  X              782      190,000
 QUIDEL CORP                OTC IS 74838J101       2,596         241,300 N  X              782      241,300
 RITE AID CORP              COMMON 767754104         487         140,000 N  X              782      140,000
 Ronco Corp Private Placeme PRIVAT RONPP             750         198,939 N  X              782      198,939
 RIO VISTA ENERGY PARTNERS  OTC IS 767271109         767         139,437 N  X              782      139,437
 SECURE COMPUTING CORPORATI OTC IS 813705100       3,678         300,000 N  X              782      300,000
 SEITEL INC NEW             COMMON 816074405       6,270       3,000,000 N  X              782    3,000,000
 TRUE RELIGION APPAREL INC  OTC IS 89784N104         462          30,000 N  X              782       30,000
 TESORO PETROLEUM CORP-W/RT COMMON 881609101       6,463         105,000 N  X              782      105,000
 UNITED RETAIL GROUP INC    OTC IS 911380103       3,827         291,000 N  X              782      291,000
 WESTCORP-CALIF             COMMON 957907108      10,857         163,000 N  X              782      163,000
                                             _______________
    PAGE COLUMN TOTALS                           109,510